Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) (USD $)	Mar. 31, 2013	Feb. 19, 2013	Jan. 16, 2013	Dec. 31, 2012	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011	Dec. 20, 2011
Notes payable interest rate		10.00%	10.00%		10.00%	10.00%	8.00%		10.00%
Discount on secured notes payable	$ 33,750			$ 93,168
12% Notes Payable Entered In August 2011 [Member]
Notes payable interest rate	12.00%			12.00%
Discount on secured notes payable	32,986
12% Notes Payable Entered In August 2011 [Member]
Notes payable interest rate								12.00%
8% Notes Payable Entered In November 2011 [Member]
Notes payable interest rate	8.00%			8.00%				8.00%
8% Notes Payable Entered In January 2012 [Member]
Notes payable interest rate	8.00%			8.00%				8.00%
10% Secured Notes Payable Entered In December 2011 [Member]
Notes payable interest rate	10.00%			10.00%				10.00%
Discount on secured notes payable				0				91,120
10% Secured Notes Payable [Member]
Notes payable interest rate	10.00%
10% Secured Notes Payable To Individual 1 [Member]
Notes payable interest rate	10.00%
Notes Payable To Individual [Member]
Interest due	$ 2,500